Investment Strategy - Overlay Shares Nasdaq 100 Income ETF	Oct. 21, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund is an actively-managed exchange-traded fund (“ETF”) that seeks to achieve its objective by (i) investing in one or more other ETFs registered under the Investment Company Act of 1940 (the “1940 Act”) that seek to track the performance of the Nasdaq-100® Index, which measures the performance of securities of the 100 largest domestic and international non-financial companies listed on the Nasdaq Stock Market based on a company’s full market capitalization, or directly in the securities held by such ETFs or constituents of the Nasdaq-100® Index (collectively, the “Underlying Investments”) and (ii) selling and purchasing listed short-term put options to generate income to the Fund (the “Overlay Strategy”). At times, the Fund may be substantially invested in a single ETF that tracks the Nasdaq-100® Index. Under normal circumstances, at least 80% of the Fund’s net assets, plus borrowings for investment purposes, will be invested, directly or indirectly, in equity securities comprising the Nasdaq-100® Index.
The Fund is managed in a way that seeks, under normal circumstances, to provide monthly distributions at a relatively stable level. The Fund targets, but does not guarantee, an annual distribution rate of 12% (the “targeted distribution rate”). There can be no assurance, and there is no certainty, that the Fund will be able to achieve, maintain, or distribute its targeted distribution rate. It is also possible that a portion of the Fund’s distributions may consist of return of capital, which for tax purposes reduces a shareholder’s cost basis in their Fund Shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition of those Shares.
The Fund’s Overlay Strategy seeks to generate income for the Fund by utilizing a “put spread” consisting of the sale of exchange-listed short-term put options (“Short Puts”) with a notional value (strike price times the value of the shares) up to 100% of the Fund’s net assets and the purchase of an identical number of short-term put options (“Long Puts”) with a lower strike price. The Fund seeks to generate income from the sale and purchase of put options with a lower strike price to hedge against a decline in the options’ reference asset, an index of large-cap securities (the “reference index”).
The Fund’s Overlay Strategy also seeks to provide tax efficiency through the use of certain index options that receive favorable tax treatment under the Internal Revenue Code, as amended (the “Code”), known as Section 1256 Contracts. The gains from these contracts are taxed at a blended rate of 60% long-term and 40% short-term capital gains, regardless of holding period.
A put option gives the purchaser of the option, in exchange for the premium paid, the right to sell the underlying asset at a specified price (“strike price”) at a specified date (“expiration date”). In contrast, the seller of a put option, in exchange for the premium received, is obligated to buy the underlying asset at the strike price on the expiration date. In the event the underlying asset declines in value, the value of a put option will generally increase. In the event the underlying asset appreciates in value, the value of a put option will generally decrease. The options sold by the Fund are typically expected to have an expiration date within one to two weeks of their purchase date. The strike price of the Short Puts will typically be less than the value of the reference index at the time such options are sold, and the strike price of the Long Puts will be less than the strike price of the Short Puts. The difference between such strike prices is based on the judgement of Liquid Strategies, LLC (the “Adviser”) as to the level of expected volatility in the market prior to the options’ expiration. Because the Long Puts will have a lower strike price than the Short Puts, the Long Puts are not expected to completely protect the Fund from a decline in the value of the reference index. To maintain its exposure, the Fund may exit its put options as they near expiration and replace them with new put options with a later expiration date. This process is referred to as “rolling.”
The Fund’s Overlay Strategy is designed to seek to generate a positive return in rising and flat equity markets, and may generate a positive return in equity markets that are modestly declining, assuming the net premium collected from the options sold and purchased exceeds the net cost to close the positions. In an effort to limit losses in declining equity markets, the Fund may reduce its sale of Short Puts and/or purchase of Long Puts with strike prices closer to the strike prices of the Short Puts.
The Fund focuses primarily on equity index options which offer both European settlement (i.e., options can only be exercised at their expiration date) and cash settlement (i.e., options carry an obligation by their seller to pay the difference between their strike price and their settlement value instead of allowing the seller to take delivery of securities).
The potential returns of the Fund are generally limited to the amount of cash (premiums) the Fund receives when selling Short Puts, net of any cash (premiums) paid by the Fund to purchase Long Puts, plus the returns of the Underlying Investments in which the Fund invests. The Fund’s sale and purchase of put options may result in the generation of positive returns for the Fund; however, the loss potential if the strategy is not effective may be greater than the profit potential. The Fund may lose significantly more than the premiums it receives in highly volatile market conditions.
The Fund will concentrate its investments (i.e., invest more than 25% of its assets), directly or indirectly, in an industry or group of related industries to approximately the same extent the Nasdaq-100® Index concentrates in a particular industry or group of related industries. As of the date of the Prospectus, the Index was concentrated in the technology industry and thus, the Fund’s investments also are expected to be concentrated in the technology industry.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, at least 80% of the Fund’s net assets, plus borrowings for investment purposes, will be invested, directly or indirectly, in equity securities comprising the Nasdaq-100® Index.
Strategy Portfolio Concentration [Text]	The Fund will concentrate its investments (i.e., invest more than 25% of its assets), directly or indirectly, in an industry or group of related industries to approximately the same extent the Nasdaq-100® Index concentrates in a particular industry or group of related industries. As of the date of the Prospectus, the Index was concentrated in the technology industry and thus, the Fund’s investments also are expected to be concentrated in the technology industry.